Note 3 - Segments (Details) - Revenue from External Customers - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
External Customer Revenue	$ 20,879	$ 18,871	$ 23,261	$ 23,271	$ 36,286	$ 37,011	$ 34,565	$ 26,380	$ 86,282	$ 134,242	$ 112,643
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
External Customer Revenue									77,954	125,027	92,652
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
External Customer Revenue									1,458	1,680	3,881
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
External Customer Revenue									5,128	5,669	9,101
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
External Customer Revenue									$ 1,742	1,865	6,601
Other Region [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
External Customer Revenue										$ 1	$ 408